Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Leader Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001766436
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	lft
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2020
Prospectus Date	rr_ProspectusDate	Jun. 10, 2020
Leader Short Term High Yield Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LEADER SHORT TERM HIGH YIELD BOND FUND SUMMARY (formerly, Leader Short Duration Bond Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Leader Short Term High Yield Bond Fund (the “Fund”) is to deliver a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the section How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Short Duration Fund was 496.37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	496.37%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in non-investment grade bonds (also known as “junk bonds” or “high yield”), which the Fund defines as securities rated B or higher by Moody’s Investors Service, Standard & Poor’s Ratings Group, Fitch Ratings, Inc. or other National Recognized Statistical Rating Organization (“NRSRO”) or, if unrated by such NRSROs, determined by the Advisor to be of comparable quality. Fixed income securities in which the Fund may invest include:

•	foreign and domestic bonds, notes, corporate debt, convertible debt securities, preferred securities;
•	U.S. and foreign government securities and domestic municipal securities;
•	asset-backed securities (loan and credit backed securities), interest-only securities, and STRIPS (Separate Trading of Registered Interest and Principal of Securities, a type of zero-coupon debt instrument);and
•	repurchase agreements.

The Fund’s effective average duration of its portfolio investments will normally be three years or less.

The Leader Capital Corp. (the “Advisor”) utilizes a fundamental top-down analysis, meaning it analyzes the economy, interest rate cycles, the supply and demand for credit, and the characteristics of individual securities in making investment selections. The Advisor will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider: (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in non-investment grade bonds (also known as "junk bonds" or "high yield"), which the Fund defines as securities rated B or higher by Moody's Investors Service, Standard & Poor's Ratings Group, Fitch Ratings, Inc. or other National Recognized Statistical Rating Organization ("NRSRO") or, if unrated by such NRSROs, determined by the Advisor to be of comparable quality.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

•	High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced.

•	Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value as a result of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.

•	Asset-Backed Risk. The default rate on underlying asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates.
o	Interest Only Securities Risk. Certain securities, called “interest only securities” involve greater uncertainty regarding the return on investment. An interest only security is not entitled to any principal payments. If the mortgage assets in a pool prepay or default at rapid rates, it may reduce the amount of interest available to pay a related interest only security and may cause an investor in that interest only security to fail to recover the investor’s initial investment.
•	Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.
•	LIBOR Risk. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates.
•	Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Securities subject to these risks may be less liquid than those that are not subject to these risks.
•	Market Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
•	Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible debt security will tend to fluctuate directly with the price of the underlying equity security.
•	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.
•	Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.
•	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
•	Repurchase Agreement Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.
•	STRIPS Risk. STRIPS are a type of zero-coupon bond. Zero coupon bonds do not make periodic interest payments. Instead, they are sold at a discount from their face value and can be redeemed at face value when they mature. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that make periodic interest payments. Zero coupon bonds may also respond to changes in interest rates to a greater degree than other fixed income securities with similar maturities and credit quality.
•	Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund acquired the assets and liabilities of the Predecessor Short Duration Fund on July 15, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Short Duration Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Short Duration Fund’s Investor Class of shares. The bar chart and table below provide some indication of the risks of investing in the Fund and the Predecessor Short Duration Fund. The bar chart shows the annual returns of the Predecessor Short Duration Fund’s Investor Class shares performance for each calendar year since the Predecessor Short Duration Fund’s inception. Returns for the Predecessor Short Duration Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Predecessor Short Duration Fund’s shares over time to the performance of the BofA Merrill Lynch 1-3 Year Government/Corporate Index. The Predecessor Short Duration Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Predecessor Short Duration Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leadercapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	(800) 711-9164
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	06/30/2009	11.12%
Worst Quarter:	09/30/2011	(4.86)%
		The Fund’s Investor Class shares had a total return of (18.67%) during the period January 1, 2020 to March 31, 2020.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class shares had a total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Short Term High Yield Bond Fund | BofA Merrill Lynch 1-3 Year Government/Corporate Index+
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.07%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.69%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.58%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[2],[3]
Leader Short Term High Yield Bond Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.13%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.14%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2008
Leader Short Term High Yield Bond Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.13%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,148
Annual Return 2010	rr_AnnualReturn2010	2.38%
Annual Return 2011	rr_AnnualReturn2011	(1.87%)
Annual Return 2012	rr_AnnualReturn2012	8.95%
Annual Return 2013	rr_AnnualReturn2013	4.93%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	(2.42%)
Annual Return 2016	rr_AnnualReturn2016	(0.88%)
Annual Return 2017	rr_AnnualReturn2017	1.83%
Annual Return 2018	rr_AnnualReturn2018	2.34%
Annual Return 2019	rr_AnnualReturn2019	0.65%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2005
Leader Short Term High Yield Bond Fund | Investor Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.55%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)	[3]
Leader Short Term High Yield Bond Fund | Investor Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%	[3]
Leader Short Term High Yield Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCAMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.13%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.83%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	717
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,125
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,266
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2012
Leader Short Term High Yield Bond Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.13%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 336
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,666
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2012
Leader Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LEADER TOTAL RETURN FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Leader Total Return Fund (the “Fund”) is to seek income and capital appreciation to produce a high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the section How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[9]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Total Return Fund was 397.79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	397.79%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. Fixed income security types include bonds, convertible debt securities, interest-only securities, preferred securities, notes and debentures issued by corporations, governments and their agencies or instrumentalities as well as mortgage-backed securities (agency, adjustable rate and collateralized mortgage-backed securities) and asset-backed securities (loan and credit-backed securities including collateralized loan obligations (“CLOs”). The Fund’s investments in foreign issuers may include issuers from emerging markets. The Fund defines emerging market issuers as those found outside of North America, Europe, Japan, Australia and New Zealand.

Individual securities are purchased without restriction as to maturity or duration; however, the average portfolio duration normally varies within 75% to 125% of the three-year average duration of the Morningstar Core Bond Index, which as of May 31, 2019 was 5.59 years. The Fund will normally have an average portfolio duration in between 3.50 to 6.00 years.

The Fund invests primarily in investment-grade securities, but may invest up to 40% of its total assets in high yield securities (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the Advisor to be of similar credit quality. However, the Fund restricts its junk bond purchases to those rated B3 or higher by Moody’s or B- or higher by S&P, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may invest in U.S. treasury government securities with no limit. Foreign issues denominated in U.S. dollars will be excluded from the 40% allocation limit.

The Advisor allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward.

•	Sector selection focuses on identifying portions of the fixed income market that the Advisor believes offer the highest yield or expected capital appreciation from interest rate declines or currency exchange rate gains.
•	Maturity or yield curve management focuses on selecting securities with maturities that the Advisor believes have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.
•	Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

The Advisor buys securities for either or both their interest income and their potential for capital appreciation, generally resulting from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields.

The Fund may short equity stocks up to 20% of its total assets. The Advisor will consider shorting the stock of issuers in which the Fund owns a position in the same issuer’s convertible debt securities. In pursuing its short strategy, the Advisor seeks to tactically take advantage of the price relationship between an issuer’s stock and its convertible securities.

The Advisor may engage in frequent buying and selling of securities to achieve the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

•	Collateralized Loan Obligation Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.
•	Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.
•	Credit Risk. Issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.
•	Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
  Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.
  Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks may be less liquid than those that are not subject to these risks.
  Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.
  High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price. The ability of governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues. Therefore, government bonds can present a significant risk. Governments may also repudiate their debts in spite of their ability to pay. The Fund’s ability to recover from a defaulting government is limited because that same government may block access to court-mandated legal remedies or other means of recovery.
  Interest Only Securities Risk. Certain securities, called “interest only securities” involve greater uncertainty regarding the return on investment. An interest only security is not entitled to any principal payments. If the mortgage assets in a pool prepay or default at rapid rates, it may reduce the amount of interest available to pay a related interest only security and may cause an investor in that interest only security to fail to recover the investor’s initial investment.
  Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value as a result of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.
  Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.
  Management Risk. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results.
  Market Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
  LIBOR Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates.
  Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.
  Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.
  Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
  Short Sale Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund acquired the assets and liabilities of the Predecessor Total Return Fund on July 15, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Total Return Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Total Return Fund’s Investor Class of shares. The bar chart and table below provide some indication of the risks of investing in the Fund and the Predecessor Total Return Fund. The bar chart shows the annual returns of the Predecessor Total Return Fund’s Investor Class shares performance for each calendar year since the Predecessor Total Return Fund’s inception. Returns for the Predecessor Total Return Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Predecessor Total Return Fund’s shares over time to the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The Predecessor Total Return Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 711-9164
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leadercapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Total Return Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	03/31/2012	5.93%
Worst Quarter:	9/30/2011	(6.73)%
		The Fund’s Investor Class shares had a total return of (13.92%) during the period January 1, 2020 to March 31, 2020.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class shares had a total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Total Return Fund | Bloomberg Barclays US Intermediate Aggregate Index+
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.67%	[10]
5 Years	rr_AverageAnnualReturnYear05	2.59%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%	[10],[11]
Leader Total Return Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,233
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
Leader Total Return Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCTRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,786
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Annual Return 2012	rr_AnnualReturn2012	14.54%
Annual Return 2013	rr_AnnualReturn2013	8.97%
Annual Return 2014	rr_AnnualReturn2014	2.16%
Annual Return 2015	rr_AnnualReturn2015	(8.62%)
Annual Return 2016	rr_AnnualReturn2016	4.29%
Annual Return 2017	rr_AnnualReturn2017	4.48%
Annual Return 2018	rr_AnnualReturn2018	6.00%
Annual Return 2019	rr_AnnualReturn2019	1.15%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.15%
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
Leader Total Return Fund | Investor Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05	0.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%	[11]
Leader Total Return Fund | Investor Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%	[11]
Leader Total Return Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCATX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.32%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	382
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	864
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,372
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,766
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%	[7]
Leader Total Return Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCCTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 402
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,572
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,308
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[8]
Leader High Quality Low Duration Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LEADER HIGH QUALITY LOW DURATION BOND FUND SUMMARY (formerly, Leader Floating Rate Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Leader High Quality Low Duration Bond Fund (the “Fund”) is to deliver a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these sales charge discounts and other discounts is available from your financial professional and in the How to Purchase Shares of the Fund’s Prospectus and in the section Purchase, Redemption and Pricing of Shares of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[13]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor High Quality Low Duration Bond Fund’s portfolio turnover rate was 248.18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	248.18%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to reduce management fees and pay other Fund expenses remains in effect only until September 30, 2020. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in high quality low duration debt securities. For the purposes of the Fund’s 80% investment policy, the Fund defines the following US dollar denominated domestic and foreign securities as high quality low duration debt securities:

•	bonds and corporate debt
•	bank loans and bank loan participations
•	agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”)
•	interest-only securities
•	collateralized loan obligations (“CLOs”) that are backed by domestic and foreign floating rate debt obligations
•	collateralized debt obligations (“CDOs”) that are backed by domestic and foreign floating rate debt obligations
•	US government securities

The Fund normally invests in floating rate debt securities with an interest rate that resets quarterly based on the London Interbank Offered Rate (“LIBOR”). The Fund allocates assets across floating rate debt security types without restriction, subject to its 80% high quality low duration debt policy. The Fund’s investments in foreign issuers may include issuers from emerging markets. The Fund defines emerging market issuers as those found outside of North America, Europe, Japan, Australia and New Zealand.

While the Fund invests without restriction as to the maturity of any single debt security, the Fund’s portfolio average effective duration (a measure of a security’s sensitivity to changes in prevailing interest rates) will be one year or less. When the Fund invests in debt securities, each security must be high quality, which is defined as being rated no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service or Fitch Ratings, Inc. If a debt security is downgraded to below an A rating, the Fund will sell such security within 30 days.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Investors purchase a particular class of securities called a tranche (a French word for slice). The tranches receive payments from the principal and interest payments made by underlying borrowers in accordance to the rank of the tranche. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches with investors in the bottom tranches having last priority to receive payment. By investing in A rated or better debt tranches, the Fund will not be less than third in priority for payment. Loans and loan participations may be unsecured which means that they are not collateralized by any specific assets of the borrower. The Fund allocates assets across security types without restriction, subject to its 80% high quality low duration debt policy. The Fund does not purchase floating rate securities with subordinate underlying loans or debt obligations.

The Advisor utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections for the Fund. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, its credit rating is downgraded (including, as described above, sales required when a security is downgraded to below an A rating) or when other investment opportunities exist that may have more attractive yields.

As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

The Fund uses effective duration to measure interest rate risk. While the Fund invests without restriction as to the maturity of any single debt security, the Fund’s portfolio average effective duration (a measure of interest rate risk similar to maturity) will be one year or less. The Fund defines the effective duration of a floating rate security as the time remaining to its next interest rate reset.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in high quality low duration debt securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

  CLO and CDO Risk. CLOs and CDOs are securities backed by an underlying portfolio of loan and debt obligations, respectively. CLOs and CDOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO and CDO securities as a class. Investments in CLO and CDO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations.

The risks of investing in CLOs and CDOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO or CDO, respectively, in which the Fund invests. The tranches in a CLO or CDO vary substantially in their risk profile. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO or CDO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk. The CLOs and CDOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs and CDOs also carry risks including, but not limited to, interest rate risk and credit risk.

Investments in CLOs and CDOs may be subject to certain tax provisions that could result in the Fund incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs and CDOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Fund experiences with respect to its CLO and CDO investments may be an indication of future realized losses.

The senior tranches of certain CLOs and CDOs in which the Fund invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs and CDOs, and in turn the Fund, to the risk of significant loss if there is a downturn in a particular industry in which the CLO or CDO is concentrated.

The application of risk retention rules to CLOs and CDOs may affect the overall CLO and CDO market, resulting in fewer investment opportunities for the Fund.

  Credit Risk. The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.
  Distribution Risk. There is a risk that shareholders may not receive distributions from the Fund or that such distributions may not grow or may be reduced over time, including on a per share basis. The Fund may have difficulty paying out distributions if income from its investments is recognized before or without receiving cash representing such income.
  Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.
  Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks described above may be less liquid than those that are not subject to these risks.
  Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.
  Interest Only Securities Risk. Certain securities, called “interest only securities” involve greater uncertainty regarding the return on investment. An interest only security is not entitled to any principal payments. If the mortgage assets in a pool prepay or default at rapid rates, it may reduce the amount of interest available to pay a related interest only security and may cause an investor in that interest only security to fail to recover the investor’s initial investment.
  Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating-rate securities will vary as interest rates decrease or increase. However, the interest rates on certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value as a result of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates.
  Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.
  Loan and Loan Participation Risk. The secondary market for loans and loan participations is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans and loan participations are generally subject to contractual restrictions that must be satisfied before a loan or loan participations can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and loan participations and may negatively impact the transaction price. It may take longer than seven days for transactions in loans and loan participations to settle. The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. Loan participations are indirectly subject to default risk of the bank granting the participation. Such a default will likely delay the Fund’s access to the cash flows from underlying loan. Loans and loan participations may be unsecured which means that they are not collateralized by any specific assets of the borrower.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.

  Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. The Advisor’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost. The Fund’s board of trustees may change Fund operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse.
  LIBOR Risk. Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period. Uncertainty relating to the LIBOR calculation process may adversely affect the value of the Fund’s investments in floating rate debt securities that are indexed to LIBOR. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
  Mortgage-Backed Securities Risk. When the Fund invests in RMBS and CMBS, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. RMBS default rates tend to be sensitive to these conditions and to home prices. CMBS default rates tend to be sensitive to overall economic conditions and to localized commercial property vacancy rates and prices. Any unrealized losses the Fund experiences with respect to its RMBS and CMBS investments may be an indication of future realized losses.
o	RMBS are subject to prepayment risk and extension risk. If interest rates rise, there may be fewer prepayments, which would cause an RMBS’s average maturity to rise, increasing the potential for the Fund to lose money. If interest rates fall, there may be faster prepayments, which would cause an RMBS’s average maturity to decline, increasing the risk that the Fund will have reinvest prepayment proceeds at lower interest rates.
o	Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS”. Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government issued MBS.

•         Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.

•	Regulatory Risk. Changes in laws or regulations governing the Fund’s operations may adversely affect the Fund or cause an alteration in the Fund’s strategy. The SEC has raised questions regarding certain non-traditional investments, including CLOs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund acquired the assets and liabilities of the Predecessor High Quality Low Duration Bond Fund on July 15, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor High Quality Low Duration Bond Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor High Quality Low Duration Bond Fund’s Investor Class of shares. The bar chart and table below provide some indication of the risks of investing in the Fund and the Predecessor High Quality Low Duration Bond Fund. The bar chart shows the annual returns of the Predecessor High Quality Low Duration Bond Fund’s Investor Class shares performance for each calendar year since the Predecessor High Quality Low Duration Bond Fund’s inception. Returns for the Predecessor High Quality Low Duration Bond Fund’s Institutional Class of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Predecessor High Quality Low Duration Bond Fund’s shares over time to the performance of the S&P/LSTA Leveraged Loan Total Return Index. The Predecessor High Quality Low Duration Bond Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 711-9164
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leadercapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor High Quality Low Duration Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2019	0.85%
Worst Quarter:	12/31/2019	0.26%
		The Fund’s Investor Class shares had a total return of (5.99%) during the period January 1, 2020 to March 31, 2020.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class shares had a total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.26%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader High Quality Low Duration Bond Fund | S&P/LSTA Leveraged Loan Total Return Index+
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.72%)	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.01%)	[14],[15]
Leader High Quality Low Duration Bond Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LFIFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Leader High Quality Low Duration Bond Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LFVFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.38%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[16]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Annual Return 2017	rr_AnnualReturn2017	2.33%
Annual Return 2018	rr_AnnualReturn2018	2.05%
Annual Return 2019	rr_AnnualReturn2019	2.59%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Leader High Quality Low Duration Bond Fund | Investor Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[15]
Leader High Quality Low Duration Bond Fund | Investor Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%	[15]

[1]	The Fund is the successor to the Leader Short Duration Bond Fund (the "Predecessor Short Duration Fund"), a series of Northern Lights Fund Trust, which was reorganized into the Fund on July 15, 2019.
[2]	The BofA Merrill Lynch 1-3 Year Government/Corporate Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[3]	Inception date for Investor Class was July 14, 2005.
[4]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months of their purchase date.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
[6]	Inception date for Institutional Class was October 31, 2008.
[7]	Inception date for Class A was March 21, 2012.
[8]	Inception date for Class C was August 8, 2012.
[9]	The Fund is the successor to the Leader Total Return Fund (the "Predecessor Total Return Fund"), a series of Northern Lights Fund Trust, which was reorganized into the Fund on July 15, 2019.
[10]	Bloomberg Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United
[11]	Inception date for Investor Class and Institutional Class was July 30, 2010.
[12]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[13]	The Fund is the successor to the Leader High Quality Low Duration Bond Fund (the "Predecessor High Quality Low Duration Bond Fund"), a series of Northern Lights Fund Trust, which was reorganized into the Fund on July 15, 2019.
[14]	S&P/LSTA Leveraged Loan Total Return Index is a market value weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
[15]	Inception date for Leader High Quality Low Duration Bond Fund was December 30, 2016.
[16]	The Fund has limited 12b-1 fees for Investor Class shares to 0.38% for the current fiscal year.